PACHOLDER HIGH YIELD FUND, INC.

Dear Stockholders:

The Pacholder High Yield Fund, Inc. (the “Fund”) had solid third quarter performance in a period which generally saw interest rates drop despite the continued increases in the Federal Reserve’s discount rate. For the quarter ended September 30, 2004, the Fund had a net return of +5.25%, and the Fund’s portfolio (gross of leverage, fees and expenses) returned +4.06%. The Fund’s net return for this period is in line with the average total return of all closed-end high yield funds of +5.27%, as reported by Thomson Financial CDA, and the +4.41% return of the CS First Boston High Yield Index, Developed Countries Only (the “Index”). We believe the Fund’s portfolio performance this quarter was especially notable when one takes into account that the best performing ratings sector in the high yield market was the Upper Tier (BB rated securities) and the Fund is currently significantly underweighted in BB securities versus the Index. BB rated securities generally are more sensitive to interest rate movements than lower rated securities, and the Upper Tier responded to declining Treasury yields in the third quarter. Very strong returns of several individual securities that the Fund holds enabled the Fund to perform as well as it did despite its underweighted position in BB’s. The Fund’s strong net performance compared to the Index was enhanced due to the relatively low cost of its leveraged capital structure.

For the nine months ended September 30, 2004 the Fund returned +12.50%, and the Fund’s portfolio (gross of leverage, fees and expenses) returned +9.80%. This compares favorably to the average total return of all closed-end high yield funds of +8.38%, as reported by Thomson Financial CDA, and the +7.28% return of the Index.

The underlying fundamentals of the high yield market were generally positive in the third quarter, fueled by lower interest rates, continued economic expansion, although somewhat less robust than earlier expectations, generally improving issuer credit fundamentals, and declining default rates, offset somewhat by negative equity markets. GDP growth in the third quarter remained strong at a 3.7% annualized rate, although this was down significantly from the 4.5% annualized rate at the end of the first quarter. Strong economic growth often leads to higher interest rates, as we saw in the second quarter when the yield on the 10-year Treasury rose 74 basis points in the quarter, from 3.84% to 4.58%. When the economy failed to sustain its expected strong momentum in the third quarter, the yield on the 10-year Treasury dropped back down to 4.12%.

The declining trend for defaults continued in the third quarter, with the trailing 12-month default rate falling from 8.20% in December 2002 to 5.20% in December 2003 and 2.1% in September 2004. The default rate has declined sharply in large part because of the economic recovery and the dramatic improvement in the liquidity available in the capital markets, which has allowed many high yield issuers to refinance near-term maturities and significantly lower their cost of borrowing. Moody’s currently projects defaults to stay below their historical average next year.

Overview of the Third Quarter

The third quarter showed solid positive performance across industry sectors, as 18 of the Index’s 19 industry sectors posted positive returns. Industry sectors of the high yield market that performed relatively well during the quarter were Energy, Utility, and Metals and Minerals. Energy and Metals and Minerals are cyclical sectors that benefited from the continued economic recovery and relative tight supplies. Sectors that provided weak relative performance included Aerospace, Transportation and Information Technology. The Fund’s portfolio is well diversified, with investments in 195 issuers in 23 different industries. The Fund’s largest industry sector concentration is in Chemicals, which accounted for 11.9% of the portfolio’s long-term market value as of September 30, 2004. The Chemicals are a cyclical industry group that are benefiting from the economic recovery in the U.S. and global economies. We overweighted this sector because many bonds in the sector appeared attractive based on the improving fundamentals of their issuers, and this overweighted position has contributed to the strong relative performance of the Fund’s portfolio in 2004.

The strong performance of the high yield market and the impact of dropping interest rates during the quarter were evident in the Index’s average price, yield, and spread over Treasuries. For the quarter, the average price of the Index rose 2.62 points from 96.75 to 99.37, and it’s the average yield decreased 60 basis points from 8.13% to 7.53%. The Index’s spread over the comparable Treasury decreased by 25 basis points, from 453 to 428As is typical when defaults are relatively low the Index’s spread over Treasury is tighter than average.

As long-term interest rates began to decline investors reversed the trend of the prior six months during the third quarter, and high yield mutual funds had net inflows of $1.55 billion in the third quarter. A combination of the improving market fundamentals and sustained historically low interest rates fueled resurgence in investor interest in the high yield market throughout 2003 as investors net increased their purchases of high yield mutual funds by $26.2 billion. Given the exceptionally large returns in high yield in 2003 and the widely held expectation of rising interest rates, some investors harvested some of their gains in the first six months of 2004, and high yield mutual funds had net redemptions of $12.3 billion.

The high yield market saw a continued high level of new issues in the third quarter as companies sought to lock in long-term debt at relatively low

PACHOLDER HIGH YIELD FUND, INC.

interest rates. Most of the new issuance was to refinance existing high yield debt or bank debt, so the high level of new issuance did not materially affect the level of supply in the market. Although this refinancing surge is fundamentally positive for the companies able to lower their cost of debt, it continued the trend towards refinancing the attractive high coupon bonds held by investors, including the Fund, and replacing them with lower coupon bonds. This puts pressure on the yield earned by the Fund and other high yield investors.

Returns for the broad equity indices were all negative in the third quarter of 2004 as the equity markets reacted to the reduced pace of the economic expansion. The small cap Russell 2000 had a return of –2.86%, the S&P 500 returned –1.87%, and the Dow returned –2.90%. While positive momentum in the equity markets generally is very positive for the high yield market because it is indicative of higher asset values and provides issuers with greater financial flexibility, the continued economic growth and low default rate more than offset the short-term weakness of the stock market in the third quarter.

Dividend

It has been the Fund’s policy generally to set its monthly dividend rate at a level that is consistent with the Fund’s expected income in the near term, based on an advisory fee that reflects Fund performance at approximately the rate of the Index. When the Fund’s performance substantially exceeds the Index, this may result in some amount of return of capital in the Fund’s dividend. Conversely, when the Fund’s performance is substantially less than the Index, the Fund may carry forward some amount of income into the next year. There are a number of variables that materially affect the amount of dividends available for common shareholders, including: the dividend yield on the Fund’s Auction Rate Preferred Stock; credit defaults and losses; the reinvestment rate on securities sold, matured or called; and the variability of the Advisor’s performance-based advisory fee.

Given the Fund’s strong net performance versus the Index through October (15.08% versus 8.75%) there is a high probability that the Fund’s manager will earn the maximum fee under the Fund’s performance-based advisory fee structure and, accordingly, that the Fund’s December 2004 dividend will include a return of capital.

Portfolio Strategy and Outlook

The Fund’s theme for investing during the quarter was individual security selection spread amongst a variety of industries. The sell discipline was directed toward underperforming credits and securities that were fully valued and presented little upside potential. The purchase discipline continued to be based on investing in securities at a discount to par that offered the ability to provide increased income and capital gain appreciation. The Fund’s position in non-accruing securities continued to decline in the third quarter of 2004 as a number of companies emerged from restructuring. We expect that the proceeds from these restructuring positions will gradually be invested in accruing debt securities, which should help to offset the pressure on the Fund’s yield from issuers refinancing higher cost bonds at relatively low interest rates. Because the strength and duration of the economic expansion is not known, we will change the composition of the portfolio gradually over time, predicated on bottom-up fundamental analysis of the opportunities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan

President

November 14, 2004

Pacholder High Yield Fund, Inc. 2004 Annual Meeting

The Fund’s 2004 Annual Meeting will be held in late January or early February 2005. The Record Date for the annual meeting will be in late December 2004 and proxy materials will be mailed to shareholders before year-end.

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest Web site information available regarding the Fund.

DIVIDEND REINVESTMENT PLAN

The Fund’s Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Computershare Investor Services, P.O. Box 2388, Chicago, IL 60690-2388, (888) 294-8217, and www.computershare.com.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 149.0%
AEROSPACE — 4.6%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$ 530	$ 478,848	0.4%
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	832,326	0.7
Atlantic Coast Airlines, Tranche C Pass Thru Cert, 8.75%, 1/1/07[2]	579	465,536	0.4
Continental Airlines, Inc., Pass Thru Cert, 7.568%, 12/1/06	100	73,270	0.1
Continental Airlines, Inc., Pass Thru Cert, 9.558%, 9/1/19	497	494,571	0.4
Continental Airlines, Inc., Bank Debt, 2.9375%, 12/31/06	455	381,818	0.3
Continental Airlines, Inc., Ser 01-1 Pass thru Cert, 7.033%, 6/15/11	706	545,566	0.5
Delta Airlines, Nt, 8.3%, 12/15/29	380	91,200	0.1
Delta Airlines, Pass Thru Cert, 7.299%, 9/18/06	850	354,075	0.3
Northwest Airlines Corp., Pass Thru Cert, 8.304%, 9/1/10	688	534,781	0.5
Northwest Airlines Corp., Pass Thru Cert, 7.626%, 4/1/10	1,407	1,088,075	0.9

		5,340,066	4.6
CHEMICALS — 18.5%
American Rock Salt Co., Sec’d Nt, 9.5%, 3/15/14[2]	400	416,000	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[2]	1,000	1,085,000	0.9
Braskem, Nt, 11.75%, 1/22/14[2]	350	378,000	0.3
Crompton Corp., Sr Nt, 9.875%, 8/1/12[2]	750	791,250	0.7
Crompton Corp., FRN, Sr Nt, 7.67%, 8/1/10[2]	300	313,500	0.3
Crystal US Holdings/US Sub, Sr Disc Nt, 0/10.5%, 10/1/14[2]	1,000	602,500	0.5
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,145,000	1.0
HMP Equity Holdings Corp., Units, 0%, 5/15/08	1,000	635,000	0.6
Huntsman ICI Chemicals, Sr Sub Nt, 10.125%, 7/1/09	1,000	1,055,000	0.9
Huntsman Corp., Sr Nt, 11.5%, 7/15/12[2]	1,000	1,108,750	1.0

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	$ 200	$ 233,000	0.2%
Innophos, Inc., Sr Sub Nt, 8.875%, 8/15/14[2]	800	856,000	0.7
Invista, Nt, 9.25%, 5/1/12[2]	1,000	1,072,500	0.9
Johnsondiversey, Inc., Disc Nt, 0/10.67%, 5/15/13	2,000	1,660,000	1.4
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	175	194,250	0.2
Lyondell Chemical Co., Sr Sub Nt, 11.125%, 7/15/12	1,000	1,165,000	1.0
OM Group, Sr Sub Nt, 9.25%, 12/15/11	700	733,250	0.6
Omnova Solutions, Inc., Sr Nt, 11.25%, 6/1/10	425	478,125	0.4
Polyone Corp., Sr Nt, 8.875%, 5/1/12	500	512,500	0.5
Polyone Corp., Sr Nt, 10.625%, 5/15/10	1,700	1,870,000	1.6
Rhodia SA, Sr Nt, 10.25%, 6/1/10	1,000	1,040,000	0.9
Rockwood Specialties Corp., Sr Sub Nt, 10.625%, 5/15/11	500	552,500	0.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,276,125	1.1
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	1,250	1,418,750	1.2
United Agri Products, Sr Disc Nt, 0/10.75%, 7/15/12[2]	1,000	770,000	0.7

		21,362,000	18.5
CONSUMER PRODUCTS — 3.8%
Amscan Holdings, Sr Sub Nt, 8.75%, 5/1/14[2]	250	256,250	0.2
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	932	787,540	0.7
Leiner Health Products, Sr Sub Nt, 11%, 6/1/12[2]	500	533,750	0.5
Levi Straus and Co., Nt, 7%, 11/1/06	500	502,500	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	750	796,875	0.7
Solo Cup Company, Sr Sub Nt, 8.5%, 2/15/14	1,000	990,000	0.9
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04	671	476,659	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	3,750	0.0

		4,347,324	3.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY — 7.6%
Bluewater Finance, Ltd., Sr Nt, 10.25%, 2/15/12	$ 350	$ 381,500	0.3%
Citgo Petroleum Corp., Sr Nt, 11.375%, 2/1/11	750	886,875	0.8
Coastal Corp., Sr Nt, 7.625%, 9/1/08	500	506,250	0.4
El Paso Corp., Sr Nt, 7.875%, 6/15/12	1,250	1,246,875	1.1
Hanover Compressor, Sr Nt, 9%, 6/1/14	250	275,625	0.2
Parker Drilling Corp., Sr Sec’d Nt, 9.625%, 10/1/13	1,100	1,232,000	1.1
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	995,000	0.9
Petroleum Geo-Services, Nt, 10%, 11/5/10	500	568,750	0.5
Secunda Int’l, Ltd., FRN, 9.76%, 9/1/12[2]	500	498,750	0.4
Seitel, Inc., Sr Nt, 11.75%, 7/15/11[2]	500	513,750	0.4
Star Gas Partner/Finance, Sr Nt, 10.25%, 2/15/13	1,000	1,100,000	1.0
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	500	563,750	0.5

		8,769,125	7.6
FINANCE — 3.7%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	1,810	1,647,100	1.4
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	500	536,250	0.5
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,293,750	1.1
Refco Finance Holdings, Sr Sub Nt, 9.0%, 8/1/12[2]	800	858,000	0.7

		4,335,100	3.7
FOOD & DRUG — 1.2%
Great Atl & Pac Tea Co., Sr Nt, 9.125%, 12/15/11	245	188,650	0.2
Great Atl & Pac Tea Co., Sr Nt, 7.75%, 4/15/07	655	573,125	0.5
Penn Traffic, Co., Sr Nt, 11%, 6/29/09[1,4]	894	165,390	0.1
Petro Shopping Center, Sec’d Nt, 9%, 2/15/12	400	426,000	0.4

		1,353,165	1.2

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO — 10.2%
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	$ 1,500	$ 562,500	0.5%
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	7,500	0.0
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11	500	555,000	0.5
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14[2]	750	836,250	0.7
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12	1,250	1,259,375	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	940,000	0.8
Land O Lakes, Inc., Sr Nt, 9%, 12/15/10[2]	500	523,125	0.5
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,350	1,302,750	1.1
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12	300	289,500	0.3
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	2,084,250	1.8
Real Mex Restaurants, Sec’d Nt, 10%, 4/1/10[2]	500	505,000	0.4
Sbarro, Inc., Sr Nt, 11%, 9/15/09	1,800	1,692,000	1.5
Swift and Co., Sr Nt, 10.125%, 10/1/09	850	937,125	0.8
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	277,500	0.2

		11,771,875	10.2
FOREST PRODUCTS & CONTAINERS — 7.8%
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13	500	572,500	0.5
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,417,050	1.2
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	458,025	0.4
Consolidated Container, Sr Disc Nt, 0/10.75%, 6/15/09[2]	600	486,000	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12	1,200	1,140,000	1.0
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	583,750	0.5
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11[1,4]	720	457,200	0.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOREST PRODUCTS & CONTAINERS (continued)
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12	$ 1,500	$ 1,185,000	1.0%
Tembec Industries, Sr Nt, 8.5%, 2/1/11	1,000	1,050,000	0.9
US Can Corp., Sec’d Nt, 10.875%, 7/15/10	875	903,437	0.8
Vitro Envases Norteamerica, Sec’d Nt, 10.75%, 7/23/11[2]	850	837,250	0.7

		9,090,212	7.8
GAMING & LEISURE — 1.6%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	800	652,000	0.6
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11	1,200	1,146,000	1.0

		1,798,000	1.6
HEALTH CARE — 10.8%
Alliance Imaging, Inc., Sr Sub Nt, 10.375%, 4/15/11	1,050	1,145,813	1.0
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	1,020,000	0.9
Encore Medical IHC, Inc., Sr Sub Nt, 9.75%, 10/1/12[2]	800	794,000	0.7
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11	500	499,375	0.4
Healthsouth Corp., Nt, 7.625%, 6/1/12	600	583,500	0.5
Iasis Healthcare Corp., Sr Sub Nt, 8.75%, 6/15/14[2]	400	421,000	0.4
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11	1,950	1,959,750	1.7
Medcath Holdings Corp., Sr Nt, 9.875%, 7/15/12[2]	600	630,000	0.5
Medical Device Manufacturing, Inc., Sr Sub Nt, 10%, 7/15/12[2]	300	319,500	0.3
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	500	567,500	0.5
Res-Care, Inc., Co Guar, 10.625%, 11/15/08	540	585,900	0.5
Team Health, Inc., Sr Sub Nt, 9%, 4/1/12[2]	750	750,000	0.6
Tenet Healthcare Corp., Sr Nt, 6.375%, 12/1/11	600	541,500	0.5
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14[2]	1,000	1,050,000	0.9
US Oncology, Inc., Sr Nt, 9%, 8/15/12[2]	300	312,000	0.3

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE (continued)
Universal Hospital Services, Sr Nt, 10.125%, 11/1/11	$ 250	$ 255,000	0.2%
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14[2]	1,000	1,007,500	0.9

		12,442,338	10.8
HOUSING — 1.7%
Fedders NA, Sr Nt, 9.875%, 3/1/14	1,000	837,500	0.7
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14	1,100	1,144,000	1.0

		1,981,500	1.7
INFORMATION TECHNOLOGY — 3.1%
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11	1,200	990,000	0.9
Danka Business Systems, Sr Nt, 11%, 6/15/10	875	923,125	0.8
On Semiconductor Corp., Sr Sec’d Nt, 12%, 5/15/08	544	612,000	0.5
On Semiconductor Corp., Sr Sec’d Nt, 12%, 3/15/10	130	150,150	0.1
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,000	955,000	0.8

		3,630,275	3.1
MANUFACTURING — 6.2%
Blount, Sr Sub Nt, 8.875%, 8/1/12[2]	500	533,750	0.5
Columbus McKinnon, Sec’d Nt, 10%, 8/1/10	175	193,375	0.2
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	2,000	2,040,000	1.8
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.17%, 3/19/11	160	162,000	0.1
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.31%, 3/19/11	170	172,125	0.1
Douglas Dynamics, Inc., 2nd Lien Bank Debt, 7.58625%, 3/19/11	170	172,125	0.1
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11	500	557,500	0.5
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	1,030,000	0.9
Key Components, LLC, Sr Sub Nt, 10.5%, 6/1/08	500	515,000	0.5
Park-Ohio Industries, Sr Sub Nt, 9.25%, 12/1/07	500	510,000	0.4
Precision Partners, Inc., Sr Sub Nt, 12%, 2/1/07[3]	328	327,537	0.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MANUFACTURING (continued)
Precision Partners, Inc., Term Loan C, Bank Debt, 18%, 1/1/07[3]	$ 425	$ 425,331	0.4%
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	195,500	0.2
Von Hoffman Corp., Sr Nt, 10.25%, 3/15/09	250	278,750	0.2

		7,112,993	6.2
MEDIA & TELECOM: BROADCASTING — 1.4%
Granite Broadcasting Corp., Sec’d Nt, 9.75%, 12/1/10	700	651,000	0.6
LBI Media, Inc., Sr Disc Nt, 0/11%, 10/15/13	875	635,469	0.6
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 0/11.375%, 4/1/13	250	192,812	0.2

		1,479,281	1.4
MEDIA & TELECOM: CABLE — 7.6%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,500	1,387,500	1.2
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	660,000	0.6
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	34,375	0.0
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,630,000	1.4
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	200	163,000	0.1
Insight Communications, Inc., Sr Disc Nt, 0/12.25%, 2/15/11	2,000	1,880,000	1.6
Insight Midwest, Sr Nt, 10.5%, 11/1/10	500	550,000	0.5
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/03	900	870,750	0.8
Panamsat Corp., Sr Nt, 9%, 8/15/14[2]	1,000	1,045,000	0.9
Panamsat Corp., Sr Disc Nt, 10.375%, 11/1/14[2]	1,000	588,750	0.5

		8,809,375	7.6
MEDIA & TELECOM: FIXED COMMUNICATIONS — 6.2%
Alaska Communications Systems Holdings, Inc., Sr Sub Nt, 9.375%, 5/15/09	530	503,500	0.4
Cincinnati Bell Telephone, Sr Sub Nt, 8.375%, 1/15/14	1,150	1,055,125	0.9
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14[2]	300	313,500	0.3

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
MCI Communications, Sr Nt, 6.688%, 5/1/09	$ 1,000	$ 966,250	0.8%
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	605	552,063	0.5
Qwest Communications, Sr Nt, 5.211%, 2/15/09[2]	1,001	958,457	0.8
Qwest Services Corp., Sr Nt, 7.875%, 9/1/11[2]	100	104,250	0.1
RCN Corp., Sr Nt, 10%, 10/15/07[1,4]	1,400	721,000	0.6
RCN Corp., Sr Nt, 10.125%, 1/15/10[1,4]	1,000	525,000	0.5
Time Warner Communications, Sr Nt, 9.75%, 7/15/08	1,000	995,000	0.9
Time Warner Communications, Sr Nt, 9.25%, 2/15/14	500	500,000	0.4

		7,194,145	6.2
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 9.0%
Alamosa Delaware, Inc., Co Guar, 11%, 7/31/10	975	1,109,063	1.0
Alamosa Delaware, Inc., Sr Nt, 8.5%, 1/31/12	300	305,250	0.3
ACC Escrow Corp., Sr Nt, 10%, 8/1/11	1,000	815,000	0.7
Centennial Cellular, Sr Nt, 10.125%, 6/15/13	1,570	1,660,275	1.4
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12[2]	350	365,750	0.3
Metropcs, Inc., Sr Nt, 10.75%, 10/1/11	500	540,000	0.5
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08	2,050	1,906,500	1.7
SBA Communications Corp., Sr Disc Nt, 0/9.75%, 12/15/11	500	407,500	0.3
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	1,200	1,350,000	1.2
US Unwired, Inc., Sr Sec’d Nt, 10%, 6/15/12	450	469,125	0.4
Ubiquitel Operating Corp., Sr Nt, 9.875%, 3/1/11[2]	750	784,687	0.7
Ubiquitel Operating Corp., Sr Nt, Add-on, 9.875%, 3/1/11[2]	500	523,125	0.5

		10,236,275	9.0
MEDIA & TELECOM: DIVERSIFIED — 8.4%
Dex Media West, LLC, Sr Sub Nt, 9.875%, 8/15/13	439	518,020	0.4
IMAX Corp., Sr Nt, 9.625%, 12/1/10[2]	2,100	2,105,250	1.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: DIVERSIFIED (continued)
Liberty Group Operating, Inc., Sr Sub Nt, 9.375%, 2/1/08	$ 1,430	$ 1,447,875	1.3%
Liberty Group Publishing, Inc., Sr Disc Nt, 0/11.625%, 2/1/09	1,125	1,119,375	1.0
LCE Acquisition Corp., Sr Sub Nt, 9%, 8/1/14[2]	400	415,000	0.4
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	1,000	980,000	0.8
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,330	1,283,450	1.1
Six Flags Ent Corp, Sr Nt, 9.5%, 2/1/09	500	491,250	0.4
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	500	467,500	0.4
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	877,500	0.8

		9,705,220	8.4
METALS & MINERALS — 9.5%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	2,000	1,995,000	1.7
Horizon Natural Resources, Sr Sub Nt, 11.75%, 5/8/09[1,4]	268	9,380	0.0
ISPAT Inland ULC, Sec’d Nt, 9.75%, 4/1/14	1,100	1,218,250	1.0
JSC Severstal, Bonds, 9.25%, 4/19/14[2]	250	239,375	0.2
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07	2,355	2,390,325	2.1
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	219,500	0.2
Oglebay Norton Co., Sr Sub Nt, 10%, 2/1/09[1,4]	2,250	1,136,250	1.0
Oglebay Norton Co., Sr Sub Nt, 13/18%, 10/25/08[1,4]	1,272	1,398,838	1.2
Oregon Steel Mills, 1st Mtg, 10%, 7/15/09	750	823,125	0.7
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	795,000	0.7
United Steel LLC, Sr Nt, 10.75%, 8/1/08	485	574,725	0.5
United Steel LLC, Sr Nt, 9.75%, 5/15/10	168	193,200	0.2

		10,992,968	9.5

Description	Par (000)	Value	Percent of Net Assets*
RETAIL — 2.3%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	$ 500	$ 502,500	0.4%
Rent-Way, Inc., Nt, 11.875%, 6/15/10	750	821,250	0.7
Riddell Bell Holdings, Sr Sub Nt, 8.375%, 10/1/12[2]	300	306,375	0.3
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,3,4]	1,000	995,000	0.9

		2,625,125	2.3
SERVICES — 3.1%
Allied Security Escrow, Sr Sub Nt, 11.375%, 7/15/11[2]	250	263,750	0.2
Amerco, Sec’d Nt, 9%, 3/15/09	366	381,951	0.3
Amerco, Sec’d Nt, 12%, 3/15/11	953	981,338	0.8
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13	500	512,500	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	300	327,000	0.3
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,303,007	1.1

		3,769,546	3.1
TRANSPORTATION — 12.6%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,584	1,576,080	1.4
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	771,750	0.7
Asbury Automotive, Co Guar, 9%, 6/15/12	500	530,000	0.4
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14[2]	2,175	2,180,437	1.9
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	575,000	0.5
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09	1,800	1,899,000	1.6
Dura Operating Corp., Co Guar, 9%, 5/1/09	1,000	895,000	0.8
Greyhound Lines, Inc., Sr Sub Nt, 11.5%, 4/15/07	1,260	1,269,450	1.1
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11	500	573,125	0.5
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11[2]	1,750	1,863,750	1.6
Sea Containers, Sr Nt, 10.5%, 5/15/12	750	769,688	0.7
TFM SA DE CV, Co Guar, 0/11.75%, 6/15/09	400	406,000	0.3
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,226,500	1.1

		14,535,780	12.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets*
UTILITIES — 8.1%
AES Corp., Sr Nt, 9.5%, 6/1/09	$ 875	$ 982,188	0.8%
AES Corp., Sr Nt, 9.375%, 9/15/10	180	203,625	0.2
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,042,500	0.9
Calpine Corp., Sr Nt, 8.625%, 8/15/10	750	491,250	0.4
Calpine Generating Co., 2nd FRN, Sec’d Nt, 7%, 4/1/10[2]	500	477,500	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 10.25%, 4/1/11[2]	1,000	905,000	0.8
Dynegy Holdings, Inc., Sec’d Nt, 9.875%, 7/15/10[2]	300	340,500	0.3
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,340,000	2.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	547,500	0.5
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	221,250	0.2
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	500	440,000	0.4
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	1,100,000	1.0
NRG Energy, Inc., Sec’d Nt, 8%, 12/15/13[2]	250	269,062	0.2

		9,360,375	8.1

Total Corporate Debt Securities
(amortized cost $169,338,708)		172,042,063	149.0
CORPORATE CONVERTIBLE DEBT SECURITIES — 0.3%
PACKAGING — 0.3%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3]	291	290,529	0.3

		290,529	0.3

Total Convertible Corporate Debt Securities
(amortized cost $290,529)		290,529	0.3

Total Debt Securities
(amortized cost $169,629,237)		172,332,592	149.3
PREFERRED STOCKS — 2.0%
Glasstech, Inc., Series C, Pfd[1,3]	5	0	0.0
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49	74	6,253	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	21,670	1,175,598	1.0

Description	Shares/Par (000)	Value	Percent of Net Assets
PREFERRED STOCKS (continued)
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	$ 7,655	$ 19,138	0.0%
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,000	837,500	0.7
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	261	286,447	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $5,012,569)		2,324,952	2.0
COMMON STOCKS — 4.1%
Abovenet, Inc., Common Stock[1]	1,702	40,848	0.0
Cincinnati Bell, Inc., Common Stock[1]	16,370	57,131	0.0
Davel Communications, Inc., Common Stock[1]	523,104	3,761	0.0
Glasstech, Inc., Class C, Common Stock[1,3]	5	0	0.0
Global Crossing Holding Ltd., Common Stock[1]	5,158	85,210	0.1
Indesco International, Inc., Common Stock[1,3]	60,345	188,277	0.2
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	1,508,286	1.3
Leucadia National Corp., Common Stock[1]	5,201	294,637	0.3
MCI Communications, Inc., Common Stock[1]	43,794	733,550	0.6
Mattress Discounters, Common Stock[1,3]	8,329	8,329	0.0
McLeod USA, Inc., Common Stock[1]	375	161	0.0
Metrocall, Inc., Common Stock[1]	7,480	485,078	0.4
Precision Partners, Inc., Common Stock[1,3]	1,141	245,315	0.2
Simonds Industries, Inc., Common Stock[1,3]	8,236	138,859	0.1
Telewest PLC, Common Stock[1]	85,210	990,140	0.9
WHX Corp., Common Stock[1]	8	8	0.0
Wiltel Communication, Rights[1,3]	18	0	0.0
XO Communications, Inc., Common Stock[1]	1,524	4,816	0.0

Total Common Stocks
(cost $16,914,854)		4,784,406	4.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2004 (Unaudited)

Description	Shares/Par (000)	Value	Percent of Net Assets
WARRANTS — 0.0%
Abovenet, Inc., Warrants[1,3]	$ 584	$ 2,336	0.0%
Abovenet, Inc., Warrants[1,3]	687	0	0.0
Hayes Lemmerz International, Inc., Warrants[1]	1,679	2,267	0.0
Huntsman Corp., Warrants[1,3]	500	11,500	0.0
McLeod USA, Inc., Warrants[1]	16,963	1,866	0.0
XO Communications, Series A, Warrants[1]	3,047	2,529	0.0
XO Communications, Series B, Warrants[1]	2,285	1,371	0.0
XO Communications, Series C, Warrants[1]	2,285	891	0.0

Total Warrants
(cost $2,135,764)		22,760	0.0

Total Equity Investments
(amortized cost $24,063,187)		7,132,118	6.1
REPURCHASE AGREEMENTS[5] — 40.7%
Citigroup Global Markets Corp. 1.975%, dated 9/30/04, matures 10/1/04 repurchase price $7,000,384	7,000	7,000,000	6.1
Goldman Sachs Corp. 1.945%, dated 9/30/04, matures 10/1/04 repurchase price $15,000,810	15,000	15,000,000	13.0
Lehman Brothers A3/P3 1.88%, dated 9/30/04, matures 10/1/04 repurchase price $2,031,789	2,032	2,031,683	1.7
Merrill Lynch A1/P1 1.905%, dated 9/30/04, matures 10/1/04 repurchase price $10,000,529	10,000	10,000,000	8.7
Merrill Lynch Corp. 2.025, dated 9/30/04, matures 10/1/04 repurchase price $13,000,731	13,000	13,000,000	11.2

Total Repurchase Agreements
(cost $47,031,683)		47,031,683	40.7

TOTAL INVESTMENTS[6]
(amortized cost $240,724,107)		$226,496,393	196.1%

Description	Value	Percent of Net Assets
Payable Upon Return of Securities Loaned	$(47,031,683)	(40.7)%
Payable to Advisor	(962,428)	(0.8)
Payable to Administrator	(23,630)	0.0
Accounting Fees Payable	(6,928)	0.0
Custody Fees Payable	(5,969)	0.0
Other Assets in Excess of Other Liabilities	3,013,322	2.6
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.	(66,000,000)	(57.2)

Net Assets Applicable to Common Stockholders	$115,479,077	100.0

Net Asset Value Per Common Share ($115,479,077/12,885,301)	$8.96

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $35,565,994.
[3]	Board valued security. These securities amounted to $1,638,012.
[4]	Security in default.
[5]	Investments held as collateral for securities on loan. Fully collateralized by money market securities, investment grade corporate bonds, and non-investment grade corporate bonds with a fair market value of $49,546,353.
[6]	Includes securities loaned with a fair market value of $45,432,199.
PIK	Payment in kind.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan President James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

Kenwood Administrative Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Computershare, LLC

Legal Counsel

Kirkpatrick & Lockhart LLP

Independent Auditors

PricewaterhouseCoopers LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

(513) 985-3200

Web Site

www.phf-hy.com

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER UPDATE

SEPTEMBER 30, 2004